Employee benefits (Details 9) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Defined benefit obligation, at present value	$ (430)
Other assets used by entity included in fair value of plan assets	(1,317)
Net expenses	(1,747)	$ (2,934)	$ (1,542)
Pension Plans PPSP-R [member]
IfrsStatementLineItems [Line Items]
Defined benefit obligation, at present value	(26)
Other assets used by entity included in fair value of plan assets	(342)
Net expenses	(368)	(399)	(490)
Pension Plans PPSP-NR [member]
IfrsStatementLineItems [Line Items]
Defined benefit obligation, at present value	(3)
Other assets used by entity included in fair value of plan assets	(155)
Net expenses	(158)	(153)	(169)
Pension Plans Petros 2 [member]
IfrsStatementLineItems [Line Items]
Defined benefit obligation, at present value	(1)
Other assets used by entity included in fair value of plan assets	(6)
Net expenses	(7)	(13)	(30)
Health Care Plan Saude Petrobras [Member]
IfrsStatementLineItems [Line Items]
Defined benefit obligation, at present value	(400)
Other assets used by entity included in fair value of plan assets	(814)
Net expenses	$ (1,214)	$ (2,369)	$ (853)